AB National Municipal Income Fund

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 162.8%
Long-Term Municipal Bonds – 162.8%
Alabama – 3.9%
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2046	$10,000	$11,818,417
State of Alabama Docks Department AGM Series 2017-A 5.00%, 10/01/2034	2,000	2,322,849
AGM Series 2017-C 5.00%, 10/01/2036	2,000	2,353,173

		16,494,439

Arizona – 2.1%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045-11/01/2050	3,955	4,346,932
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2022-12/01/2023	4,150	4,389,244

		8,736,176

Arkansas – 0.5%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,191,824

California – 19.5%
Anaheim Public Financing Authority Series 2014-A 5.00%, 05/01/2039 (Pre-refunded/ETM)	3,500	3,805,613
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2032 (Pre-refunded/ETM)	5,720	6,004,583
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(a)	2,000	2,233,248
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	1,137	1,259,824
Series 2021-1, Class A 3.50%, 11/20/2035	988	1,073,819
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)	3,075	3,150,814
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2054	9,895	10,023,178

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	$800	$903,061
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2013-B 5.00%, 07/01/2034	1,770	1,874,028
Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2030 (Pre-refunded/ETM)	90	93,558
5.00%, 07/01/2030	6,165	6,402,379
Series 2013-B 5.00%, 07/01/2030	10,000	10,578,975
Los Angeles Department of Water & Power Water System Revenue Series 2013-B 5.00%, 07/01/2032	3,840	4,066,249
San Bernardino County Transportation Authority Series 2015-2 5.00%, 03/01/2032-03/01/2034(c)	11,340	12,223,451
State of California Series 2013 5.00%, 11/01/2030	5,800	6,202,001
University of California Series 2012-G 5.00%, 05/15/2031 (Pre-refunded/ETM)	3,175	3,216,676
5.00%, 05/15/2031	3,825	3,875,320
Series 2013-A 5.00%, 05/15/2030 (Pre-refunded/ETM)	2,480	2,612,107
5.00%, 05/15/2030	2,875	3,028,414

		82,627,298

Colorado – 2.9%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2013-B 5.25%, 11/15/2031	6,680	7,123,179
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	4,335	5,097,651

		12,220,830

Connecticut – 7.4%
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2042	2,410	2,767,693

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2049	$1,500	$1,597,343
State of Connecticut Series 2013-C 5.00%, 07/15/2027	7,165	7,576,929
Series 2013-E 5.00%, 08/15/2029	4,800	5,086,597
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2029	13,855	14,365,140

		31,393,702

District of Columbia – 1.5%
District of Columbia Series 2013-A 5.00%, 06/01/2029	5,000	5,273,659
Metropolitan Washington Airports Authority Aviation Revenue Series 2016-A 5.00%, 10/01/2035	1,000	1,141,573

		6,415,232

Florida – 7.7%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,560	4,974,791
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,076,505
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	2,655	2,937,674
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	9,250	10,184,451
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) Series 2019 3.00%, 08/15/2044	8,000	8,168,116
Putnam County Development Authority/FL (Seminole Electric Cooperative, Inc.) Series 2018-A 5.00%, 03/15/2042	4,500	5,241,212

		32,582,749

Georgia – 2.9%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	4,785,112

	Principal Amount (000)	U.S. $ Value

City of Atlanta GA Department of Aviation Series 2014-B 5.00%, 01/01/2032	$1,275	$1,367,849
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a) (b)	1,000	1,084,767
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038-01/01/2059	1,060	1,247,422
Series 2021 4.00%, 01/01/2046-01/01/2051	2,705	2,965,814
5.00%, 01/01/2056	650	760,357

		12,211,321

Hawaii – 0.7%
State of Hawaii Airports System Revenue Series 2015-A 5.00%, 07/01/2045	2,500	2,754,411

Illinois – 18.0%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2034	1,945	2,196,901
Series 2019-A 5.00%, 12/01/2029	1,260	1,487,983
Series 2022-B 4.00%, 12/01/2041(a)	2,000	2,134,003
Chicago O’Hare International Airport Series 2016-B 5.00%, 01/01/2041	8,000	9,031,587
Series 2016-C 5.00%, 01/01/2038	2,350	2,663,812
Series 2018-A 5.00%, 01/01/2048	6,300	7,285,749
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2051	4,750	5,126,478
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	4,500	5,027,265
Illinois State Toll Highway Authority Series 2015-B 5.00%, 01/01/2040	3,000	3,368,701
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	8,755	9,939,728
State of Illinois Series 2014 5.00%, 04/01/2030-02/01/2039	12,070	12,934,145
Series 2017-D 5.00%, 11/01/2028	5,000	5,765,845
Series 2018-A 5.00%, 10/01/2027	1,000	1,155,817
Series 2019-B 4.00%, 11/01/2036-11/01/2037	7,460	8,097,536

		76,215,550

	Principal Amount (000)	U.S. $ Value

Indiana – 0.3%
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044 (Pre-refunded/ETM)	$1,250	$1,320,187

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	1,205	1,297,811

Kansas – 1.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2048	5,000	5,856,105

Kentucky – 1.3%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	145	170,510
Kentucky Turnpike Authority Series 2013-A 5.00%, 07/01/2029 (Pre-refunded/ETM)	5,000	5,291,675

		5,462,185

Louisiana – 0.3%
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	235	239,565
2.20%, 06/01/2037	950	973,374

		1,212,939

Maryland – 1.8%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2045	6,725	7,395,215

Massachusetts – 0.9%
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2050	1,000	1,055,397
Massachusetts School Building Authority Series 2012-B 5.00%, 08/15/2030 (Pre-refunded/ETM)	2,480	2,540,367

		3,595,764

	Principal Amount (000)	U.S. $ Value

Michigan – 6.0%
Detroit City School District Series 2012-A 5.00%, 05/01/2026-05/01/2027	$6,045	$6,112,924
Detroit Downtown Development Authority AGM Series 2018-A 5.00%, 07/01/2043-07/01/2048	13,020	14,020,171
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D1 5.00%, 07/01/2035	1,250	1,359,037
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2034	2,250	2,370,242
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(d)	2,140	1,305,400

		25,167,774

Minnesota – 2.4%
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	3,000	3,345,272
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2058	6,000	6,907,685

		10,252,957

Nebraska – 3.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2042	10,000	13,468,386

New Hampshire – 0.2%
New Hampshire Business Finance Authority Series 2020-1 4.125%, 01/20/2034	783	877,025

New Jersey – 13.3%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2056	1,000	1,079,332
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2031 (Pre-refunded/ETM)	2,500	2,722,671
Series 2016-B 5.50%, 06/15/2030 (Pre-refunded/ETM)	5,000	5,956,242
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,069,386
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2036	2,500	2,889,777

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	$6,450	$7,009,412
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	5,429,770
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	3,370	3,961,920
Series 2019-B 4.00%, 06/15/2037	800	878,558
New Jersey Turnpike Authority Series 2012-B 5.00%, 01/01/2029 (Pre-refunded/ETM)	6,500	6,758,203
Series 2013-A 5.00%, 01/01/2031 (Pre-refunded/ETM)	5,000	5,094,585
Series 2020-D 5.00%, 01/01/2028	2,725	3,124,816
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2046	8,990	10,090,927

		56,065,599

New York – 18.1%
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2045	3,000	3,015,776
4.00%, 04/01/2050	3,500	3,862,240
City of New York NY Series 2012-B 5.00%, 08/01/2030 (Pre-refunded/ETM)	5,070	5,184,478
Metropolitan Transportation Authority Series 2012-D 5.00%, 11/15/2029	4,000	4,120,770
Series 2012-F 5.00%, 11/15/2027	1,575	1,622,553
Series 2013-A 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,830	1,929,667
Series 2014-B 5.25%, 11/15/2034	4,000	4,310,936
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2035(c)	14,260	16,700,110
New York City Municipal Water Finance Authority Series 2013-D 5.00%, 06/15/2034	3,600	3,803,100

	Principal Amount (000)	U.S. $ Value

New York City NY Transitional Series 2007B 5.00%, 08/01/2034-08/01/2037(c)	$10,000	$11,232,174
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012-B 5.00%, 03/15/2032	7,600	7,641,118
Series 2012-D 5.00%, 02/15/2029	6,865	6,876,606
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2032	4,400	4,688,924
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	473,982
5.25%, 09/15/2042-09/15/2053	1,320	1,252,447

		76,714,881

North Carolina – 3.2%
North Carolina Medical Care Commission (Vidant Health Obligated Group) Series 2015 5.00%, 06/01/2045	4,445	4,913,685
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	5,862,150
AGC Series 2009-B Zero Coupon, 01/01/2034	3,765	2,804,625

		13,580,460

Ohio – 3.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 3.00%, 06/01/2048	6,700	6,439,463
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	1,800	2,080,260
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042-02/15/2052	3,740	4,292,930
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 4.00%, 07/01/2040	730	822,113

		13,634,766

Oklahoma – 2.9%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	2,015	2,099,518
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043-07/01/2047	7,000	8,208,112

	Principal Amount (000)	U.S. $ Value

Tulsa Airports Improvement Trust BAM Series 2015-A 5.00%, 06/01/2045 (Pre-refunded/ETM)	$1,700	$1,846,908

		12,154,538

Pennsylvania – 12.3%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2047	5,000	5,819,856
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	2,250	2,440,368
Butler County Hospital Authority (Butler Health System Obligated Group) Series 2015 5.00%, 07/01/2035-07/01/2039	3,510	3,867,595
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2043-09/01/2048	13,250	15,503,597
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-06/30/2042	9,270	10,583,428
Pennsylvania Turnpike Commission Series 2014-A 5.00%, 12/01/2031-12/01/2033	6,355	6,997,759
School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2035	5,000	5,726,125
Scranton School District/PA BAM Series 2017-E 4.00%, 12/01/2037	1,025	1,140,592

		52,079,320

Puerto Rico – 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019-A 4.329%, 07/01/2040	615	667,578
5.00%, 07/01/2058	2,625	2,917,757

		3,585,335

South Carolina – 5.0%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	5,900	6,829,474
South Carolina Ports Authority Series 2015 5.00%, 07/01/2045 (Pre-refunded/ETM)	5,000	5,618,180

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2014-A 5.00%, 12/01/2049	$1,400	$1,561,086
Series 2014-C 5.00%, 12/01/2046	1,000	1,134,325
Series 2016-B 5.00%, 12/01/2041	5,000	5,797,614

		20,940,679

Tennessee – 2.2%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037-08/01/2038	420	465,346
5.00%, 08/01/2049	705	823,435
Chattanooga-Hamilton County Hospital Authority Series 2014-A 5.00%, 10/01/2044	7,500	8,178,712

		9,467,493

Texas – 6.4%
Arlington Higher Education Finance Corp. Series 2014-A 5.00%, 08/15/2039 (Pre-refunded/ETM)	4,805	5,272,922
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 4.00%, 10/01/2050	2,910	3,051,401
City of Austin TX Water & Wastewater System Revenue Series 2013-A 5.00%, 11/15/2029	5,000	5,262,170
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2043-12/01/2045(a)	7,780	3,236,244
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC) AGM Series 2018-A1 5.00%, 07/01/2038-07/01/2048	1,600	1,872,290
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2040	5,000	5,188,775
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,000	3,271,293

		27,155,095

Utah – 1.9%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	4,500	5,200,530
Series 2018-A 5.00%, 07/01/2048	2,500	2,928,052

		8,128,582

	Principal Amount (000)	U.S. $ Value

Virginia – 1.7%
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 3.00%, 01/01/2041(a)	$7,995	$7,383,394

West Virginia – 1.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018-A 5.00%, 06/01/2052	3,875	4,519,996

Wisconsin – 5.4%
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2036-12/15/2040	9,555	5,592,239
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 4.00%, 07/01/2056	2,250	2,485,736
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2058	10,000	11,497,684
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2052(a)	3,350	3,453,553

		23,029,212

Total Municipal Obligations (cost $653,646,281)		688,189,230

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Agency CMBS – 0.2%
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035 (cost $1,118,382)	991	1,047,023

	Shares

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $6,281,875)	6,281,875	6,281,875

Total Investments – 164.5% (cost $661,046,538)(h)		695,518,128
Other assets less liabilities – (64.5)%		(272,773,134)

Net Assets – 100.0%		$422,744,994

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $5,138,642 or 1.2% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023	11/30/2005	$2,135,931	$1,305,400	0.31%

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,952,573 and gross unrealized depreciation of investments was $(3,480,983), resulting in net unrealized appreciation of $34,471,590.

As of January 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.0% and 0.3%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

OSF – Order of St. Francis

AB National Municipal Income Fund

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$688,189,230	$—	$688,189,230
Commercial Mortgage-Backed Securities	—	1,047,023	—	1,047,023
Short-Term Investments	6,281,875	—	—	6,281,875
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(232,014,004)	—	(232,014,004)
Floating Rate Notes(a)	(26,095,000)	—	—	(26,095,000)

Total Investments in Securities	(19,813,125)	457,222,249	—	437,409,124
Other Financial Instruments(b)	—	—	—	—

Total	$(19,813,125)	$457,222,249	$—	$437,409,124

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,070	$20,635	$15,423	$6,282	$0	**

**	Amount less than $500.